Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Office (note 9)	$ 111,434	$ 108,617	$ 110,852
Finance and interest (notes 9 and 12)	42,372	55,402	81,125
Management fees (note 9)	0	35,000	60,000
Legal, accounting and audit	30,246	112,693	40,672
Rent (note 9)	28,627	28,298	29,403
Regulatory and transfer fees	6,051	5,207	6,521
Consulting	0	0	4,250
Telephone, travel, meals and entertainment	823	1,985	2,170
Shareholder communication	758	761	0
Total expenses	(220,311)	(347,963)	(334,993)
Other Comprehensive Loss	36,377	0	0
Total Comprehensive Loss	$ (183,934)	$ (347,963)	$ (334,993)
Basic and Diluted Loss per Common Share	$ (0.07)	$ (0.17)	$ (0.31)
Weighted Average Number of Common Shares Outstanding	2,782,996	2,056,795	1,067,724